Private Placement	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Nov. 30, 2025
Class of Stock Disclosures [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Cantor Fitzgerald & Co. purchased an aggregate of 570,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement. Each Unit consists of one Private Placement Share and one Private Placement Right to receive one tenth (1/10) of one ordinary share upon the consummation of an initial Business Combination. Of those 570,000 Private Placement Units, the Sponsor purchased 370,000 Private Placement Units and Cantor Fitzgerald & Co. purchased 200,000 Private Placement Units. The Private Placement Units are identical to the units sold in the Initial Public Offering, subject to certain limited exceptions.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Cantor Fitzgerald & Co. purchased an aggregate of 570,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement. Each Unit consists of one Private Placement Share and one Private Placement Right to receive one tenth (1/10) of one ordinary share upon the consummation of an initial Business Combination. Of those 570,000 Private Placement Units, the Sponsor purchased 370,000 Private Placement Units and Cantor Fitzgerald & Co. purchased 200,000 Private Placement Units. The Private Placement Units are identical to the units sold in the Initial Public Offering, subject to certain limited exceptions.